General Information - Schedule of fair value of shares issued and non-cash share listing expense (Details) $ / shares in Units, $ in Thousands	Jun. 15, 2022 USD ($) $ / shares shares
General information about financial statements [Abstract]
Fair value of shares issued (in dollars per share) | $ / shares	$ 9.38
Schedule of fair value of shares issued and non-cash share listing expense [Line Items]
Total Alvotech Shares issued to OACB shareholders (in shares) | shares	7,226,505
Estimated fair market value	$ 65,160
Difference – being the share listing expense	$ 83,411
Earnout Shares
Schedule of fair value of shares issued and non-cash share listing expense [Line Items]
Total Alvotech Shares issued to OACB shareholders (in shares) | shares	1,250,000
Estimated fair market value	$ 9,100
Adjusted net liabilities of OACB as of 15 June 2022	(18,251)
Ordinary Shares
Schedule of fair value of shares issued and non-cash share listing expense [Line Items]
Estimated fair market value	$ 56,060
Class A Common Stock | Ordinary Shares
Schedule of fair value of shares issued and non-cash share listing expense [Line Items]
Total Alvotech Shares issued to OACB shareholders (in shares) | shares	976,505
Class B Common Stock | Ordinary Shares
Schedule of fair value of shares issued and non-cash share listing expense [Line Items]
Total Alvotech Shares issued to OACB shareholders (in shares) | shares	5,000,000